FAIR VALUE MEASUREMENTS - Unobservable inputs (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares Y	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022 USD ($)	Dec. 31, 2021 Y $ / shares	Mar. 08, 2021	Mar. 08, 2021 $ / shares	Mar. 08, 2021 Y	Mar. 08, 2021 USD ($)
Public Warrants
FAIR VALUE MEASUREMENTS
Contractual term of warrants	5 years	5 years
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Contractual term of warrants	5 years 6 months	5 years
Level 3 | Maximum | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	6 months	6 months
Level 3 | Minimum | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	3 months	3 months
Stock price | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	10.11			10.09			9.90		10.02
Strike price | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	11.50			11.50			11.50		11.50
Probability of completing a Business Combination | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	0.4000		0.4000				1	0.900
Remaining term (in years) | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	2.53		0.0289		2.89	2.89	5.0			5.5	5.5
Volatility | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	0.0300		0.0300				0.2200	0.1500
Risk-free rate | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	0.0389		0.0420				0.0126	0.0096
Fair value of warrants | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input	0.07			0.07			1.59		0.86